Document and Entity Information - Jun. 30, 2015 - USD ($)	Total
Document and Entity Information [Abstract]
Document period end date	Jun. 30, 2015
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	304,603,950
Entity public float	$ 17,499,314,165
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2